Share-based Compensation - Stock Option Grant (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in the period (in shares)					4,283,000	303,000	1,447,000
Exercise price of stock options granted in the period (in dollars per share)					$ 19.01	$ 23.29	$ 26.72
Employee Time Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense				$ 15,000
Employee Time Options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense		$ 5,100
Chief Executive Officer | Executive Profits Interests | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted in the period (in shares)	2,773,000
Chief Executive Officer | Executive Profits Interests | Class B Common Stock | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted in the period (in dollars per share)	$ 17.00
Percent of options subject to exercise price range	50.00%
Chief Executive Officer | Executive Profits Interests | Class B Common Stock | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of stock options granted in the period (in dollars per share)	$ 21.32
Percent of options subject to exercise price range	50.00%
Chief Executive Officer | Executive Profits Interests | Employee Time Options | Class B Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock compensation expense			$ 14,600